UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  July 31, 2013

Date of reporting period:  July 31, 2013

Item 1. Reports to Stockholders.

ANNUAL REPORT
July 31, 2013

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class A Shares – OFDAX
Class C Shares – OFDCX
Class I Shares – OFDIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class A Shares – OFMAX
Class I Shares – OFMIX

O’Shaughnessy Mutual Funds

All Cap Core Fund

For the fiscal year ended July 31, 2013, the All Cap Core Fund had an historically average year, with Class A shares returning 26.74% (without the effect of sales charges), Class C shares returning 25.77% and Class I shares returning 26.93%, while the Russell 3000® Index returned 26.86% and the S&P 500® Index returned 25.00% for the same period.

Over the course of the fiscal year, growth stocks led value stocks and small cap stocks beat large cap stocks – and the Fund performed in line with its benchmarks.  Several positions were detractors from performance, including Intel Corporation and Hewlett-Packard Co., whose returns were negative for the year.  Performance was boosted, however, by several overweights to specialty retail stocks such as Home Depot, Inc. and Gap, Inc., which both did extremely well over the course of the year. Performance was also boosted by positions in Wynn Resorts Ltd., Pfizer, Inc. and Assurant, Inc.

Based on our key factors of high yield, attractive valuation, and high momentum, the Fund was hurt by stock selection in the Industrials and Information Technology sectors. The Fund was helped by stock selection in the Consumer Discretionary and Consumer Staples sectors.

Based on our historical research, the factors that we emphasize in the Fund should outperform over longer holding periods, but have shorter periods of time when they are less successful. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations and momentum to outperform in the years to come.

Enhanced Dividend Fund

For the fiscal year ended July 31, 2013, the Enhanced Dividend Fund underperformed its benchmarks, with Class A shares returning 15.11% (without the effect of sales charges), Class C shares returning 14.23% and Class I shares returning 15.52%, while the MSCI All Country World Index returned 20.50% and the Russell 1000 Value® Index returned 30.73% for the same period.

Over the course of the fiscal year, small cap stocks beat large stocks and U.S. stocks did much better than international stocks.  High yielding stocks had a weak year.  Because the Enhanced Dividend Fund emphasizes value stocks with high yields, the Fund underperformed the MSCI All Country World Index during the period.  Because of its underweight to the U.S. and emphasis on international high yielding stocks, the Fund significantly underperformed the Russell 1000 Value® Index.

The Fund was helped by allocations to Telstra Corporation in Australia, Total SA in France, and Sun Life Financial, Inc., all of which did well for the year. The main detractors from return were holdings in Yanzhou Coal Mining Co., Orange SA, Cliffs Natural Resources, Inc., and Telefonica Brasil.

Selecting securities based on high yield led to a very substantial overweight in the Telecommunications sector, with an average weight of 35.4% versus an average benchmark weight of just 4.7%.  Our allocation to the sector did help returns for the year and we continue to see strong opportunities in the sector.

Based on our historical research back to 1926, large cap, market-leading stocks with high dividend yields have been very strong performers relative to the overall market in the long run. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields to outperform in the years to come.

Small/Mid Cap Growth Fund

For the fiscal year ended July 31, 2013, the Small/Mid Cap Growth Fund underperformed slightly with Class A shares returning 32.48% (without the effect of sales charges) and Class I shares returning 32.75%, while the Russell 2500 Growth® Index returned 34.55% for the same period.

Over the course of the fiscal year, growth stocks led value stocks and small cap stocks beat large cap stocks.  The Small/Mid Cap Growth Fund has a high exposure to smaller cap stocks with high momentum, and it underperformed its benchmark, the Russell 2500 Growth® Index.

O’Shaughnessy Mutual Funds

Based on the our key factors of reasonable valuation, strong earnings growth and strong momentum, the Fund was particularly hurt in the Industrial and Health Care sectors, where stock selection was weak and caused the majority of the Fund’s underperformance relative to the benchmark for the period.  In particular, positions in Dollar Tree, Inc. and Monster Beverage Corporation dragged on performance.  The main positive contribution to return came from holdings such as Charter Communications, Inc., Landec Corporation, and Eagle Materials, Inc.

Based on our historical research, the factors that we emphasize in the Fund should outperform over longer holding periods, but have shorter periods of time when they lead to underperformance versus the benchmark. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive valuations and strong earnings and price momentum to outperform in the years to come.

Outlook

Stock returns for the fiscal quarter ended July 31, 2013 were very strong in the U.S. and strong in the rest of the world.  The U.S. has continued its economic recovery, with GDP (Gross Domestic Product) growing and unemployment following.  Sequestration has been forgotten, home prices are rising, and the Dow Jones Economic Sentiment Indicator is at its highest level since July 2007. The news that the Federal Reserve may wind down its quantitative easing efforts finally trigger the “great rotation” trade that had been expected for nearly a year.  In June alone, as the U.S. Government Daily Treasury Yield Curve 10-year rate rose from 2.13 to 2.52, roughly $80 billion left bond mutual funds and ETFs1.  That is a monthly outflow of nearly twice the previous monthly record at the height of the crisis in 2008. We expect this aggressive trade out of bonds to continue as rates stabilize to more normal historical levels, and as a result equity flows will likely be significantly positive.

Equity market valuations are not exciting for most broad market indices, including the S&P 500® Index, due in large part to the positive sentiment that has driven the market up. But opportunities remain for us to pick high quality stocks trading at discounts to their peers and the overall market. It is vitally important to have portfolios different from the market as it becomes more expensive, so we believe high active share portfolios that emphasize proven characteristics like quality, valuation, momentum and yield stand to do very well in the year to come.

We believe that incrementally using any cash to buy stocks with cheap valuations, high yields, and/or strong momentum is the best course of action for the O’Shaughnessy All Cap Core Fund, the O’Shaughnessy Enhanced Dividend Fund, and the O’Shaughnessy Small/Mid Cap Growth Fund.

1 Trim Tabs research group

O’Shaughnessy Mutual Funds

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. REITS and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the Schedules of Investments for a complete list of fund holdings.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2500 Growth™ Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Standard & Poor’s 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.  The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The Russell 1000 Value® Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The O'Shaughnessy Funds are distributed by Quasar Distributors, LLC.

O’SHAUGHNESSY ALL CAP CORE FUND
Comparison of the change in value of a $100,000 investment in the
O’Shaughnessy All Cap Core Fund – Class I Shares vs the Russell 3000® Index and the S&P 500® Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy All Cap Core Fund – Class A (with sales load)	20.07%	16.05%
O’Shaughnessy All Cap Core Fund – Class A (without sales load)	26.74%	18.17%
O’Shaughnessy All Cap Core Fund – Class C (with CDSC)	24.77%	17.06%
O’Shaughnessy All Cap Core Fund – Class C (without CDSC)	25.77%	17.06%
O’Shaughnessy All Cap Core Fund – Class I	26.93%	18.23%
Russell 3000® Index	26.86%	19.30%
S&P 500® Index	25.00%	18.79%

Total Annual Fund Operating Expenses:
Class A Shares – 1.68%; Class C Shares – 2.47%; Class I Shares – 1.47%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.  Performance data shown does not reflect the 2% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

(1)	The Fund commenced operations on August 16, 2010.

O’SHAUGHNESSY ENHANCED DIVIDEND FUND
Comparison of the change in value of a $100,000 investment in the O’Shaughnessy Enhanced
Dividend Fund – Class I Shares vs the MSCI AC World Index and the Russell 1000 Value® Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy Enhanced Dividend Fund – Class A (with sales load)	9.07%	7.86%
O’Shaughnessy Enhanced Dividend Fund – Class A (without sales load)	15.11%	9.83%
O’Shaughnessy Enhanced Dividend Fund – Class C (with CDSC)	13.08%	9.04%
O’Shaughnessy Enhanced Dividend Fund – Class C (without CDSC)	14.23%	9.04%
O’Shaughnessy Enhanced Dividend Fund – Class I	15.52%	10.14%
MSCI All Country World Index	20.50%	11.90%
Russell 1000 Value® Index	30.73%	19.08%

Total Annual Fund Operating Expenses:
Class A Shares – 2.40%; Class C Shares – 3.18%; Class I Shares – 2.14%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.  Performance data shown does not reflect the 2% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets. The term “free-float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors.

The Russell 1000 Value® Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

(1)	The Fund commenced operations on August 16, 2010.

O’SHAUGHNESSY SMALL/MID CAP GROWTH FUND
Comparison of the change in value of a $100,000 investment in the
O’Shaughnessy Small/Mid Cap Growth Fund – Class I Shares vs the Russell 2500 Growth™ Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy Small/Mid Cap Growth Fund – Class A (with sales load)	25.64%	15.82%
O’Shaughnessy Small/Mid Cap Growth Fund – Class A (without sales load)	32.48%	17.94%
O’Shaughnessy Small/Mid Cap Growth Fund – Class I	32.75%	18.25%
Russell 2500 Growth™ Index	34.55%	22.70%

Total Annual Fund Operating Expenses:
Class A Shares – 4.21%; Class I Shares – 3.98%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Performance data shown does not reflect the 2% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 2500 Growth™ Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

(1)	The Fund commenced operations on August 16, 2010.

O’Shaughnessy Mutual Funds

Expense Example
at July 31, 2013 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/13 – 7/31/13).

Actual Expenses
For each class of each fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses, with actual net expenses being limited to 1.24% for Class A shares of the All Cap Core Fund and the Enhanced Dividend Fund, 1.44% for Class A shares of the Small/Mid Cap Growth Fund, 1.99% for Class C shares of the All Cap Core Fund and the Enhanced Dividend Fund, 0.99% for Class I shares of the All Cap Core Fund and the Enhanced Dividend Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at July 31, 2013 (Unaudited)

O’Shaughnessy All Cap Core Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/13	7/31/13	(2/1/13 – 7/31/13)
Class A Actual	$1,000.00	$1,175.90	$6.69
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.65	$6.21

Class C Actual	$1,000.00	$1,172.00	$10.72
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.93	$9.94

Class I Actual	$1,000.00	$1,177.10	$5.34
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$4.96

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Enhanced Dividend Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/13	7/31/13	(2/1/13 – 7/31/13)
Class A Actual	$1,000.00	$1,009.30	$6.18
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.65	$6.21

Class C Actual	$1,000.00	$1,005.30	$9.89
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.93	$9.94

Class I Actual	$1,000.00	$1,011.10	$4.94
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$4.96

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/13	7/31/13	(2/1/13 – 7/31/13)
Class A Actual	$1,000.00	$1,162.00	$7.72
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,017.65	$7.20

Class I Actual	$1,000.00	$1,164.00	$6.38
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,018.89	$5.96

*
Expenses are equal to the Fund’s annualized expense ratio of 1.44% and 1.19% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
at July 31, 2013 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
at July 31, 2013 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at July 31, 2013 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy All Cap Core Fund

Schedule of Investments
at July 31, 2013

Shares		Value
	COMMON STOCKS – 98.22%
	Aerospace & Defense – 1.53%
4,043	The Boeing Co.	$424,919
35,371	Exelis, Inc.	522,783
10,478	L-3 Communications Holdings, Inc.	976,026
		1,923,728
	Airlines – 0.41%
5,338	Alaska Air Group, Inc.*	326,525
13,490	Southwest Airlines Co.	186,567
		513,092
	Auto Components – 0.50%
4,345	Delphi Automotive PLC#	233,413
3,322	Drew Industries, Inc.	135,637
4,064	Standard Motor Products, Inc.	139,761
2,521	Tenneco, Inc.*	121,840
		630,651
	Biotechnology – 2.47%
14,452	Amgen, Inc.	1,565,007
3,593	Biogen Idec, Inc.*	783,741
10,246	Gilead Sciences, Inc.*	629,617
15,777	PDL BioPharma, Inc.	128,109
		3,106,474
	Building Products – 0.69%
10,784	A.O. Smith Corp.	445,595
13,286	AAON, Inc.	286,579
3,316	Universal Forest Products, Inc.	136,785
		868,959
	Capital Markets – 0.49%
5,271	Ameriprise Financial, Inc.	469,119
781	Virtus Investment Partners, Inc.*	145,657
		614,776
	Chemicals – 1.75%
5,208	American Vanguard Corp.	128,586
23,604	Huntsman Corp.	425,344
19,186	Landec Corp.*	289,517
443	NewMarket Corp.	120,744
6,720	PolyOne Corp.	194,275
5,246	PPG Industries, Inc.	841,668
2,948	Valspar Corp.	200,818
		2,200,952
	Commercial Services & Supplies – 0.56%
3,766	Deluxe Corp.	154,444
19,434	Kimball International, Inc. – Class B	213,580
22,208	Steelcase, Inc. – Class A	338,450
		706,474

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	COMMON STOCKS (Continued)
	Communications Equipment – 2.27%
5,652	Black Box Corp.	$152,943
49,319	Motorola Solutions, Inc.	2,704,161
		2,857,104
	Computers & Peripherals – 4.22%
4,479	Electronics for Imaging, Inc.*	134,504
35,790	Lexmark International, Inc.	1,341,767
93,932	Seagate Technology PLC#	3,842,758
		5,319,029
	Construction & Engineering – 0.35%
6,718	AECOM Technology Corp.*	227,740
6,550	MasTec, Inc.*	216,150
		443,890
	Consumer Finance – 3.35%
32,096	American Express Co.	2,367,722
10,097	Discover Financial Services	499,902
54,668	SLM Corp.	1,350,846
		4,218,470
	Containers & Packaging – 0.42%
15,819	Boise, Inc.	143,953
13,096	Owens-Illinois, Inc.*	389,606
		533,559
	Diversified Consumer Services – 1.72%
40,173	Apollo Group, Inc. – Class A*	731,952
5,166	Capella Education Co.*	253,186
37,735	H&R Block, Inc.	1,186,011
		2,171,149
	Diversified Financial Services – 0.26%
4,764	Moody’s Corp.	322,856

	Diversified Telecommunication Services – 4.57%
113,880	AT&T, Inc.	4,016,548
540,642	Vonage Holdings Corp.*	1,740,867
		5,757,415
	Electric Utilities – 0.61%
32,632	PNM Resources, Inc.	766,199

	Electrical Equipment – 0.94%
3,379	AZZ, Inc.	127,828
11,559	Thermo Fisher Scientific, Inc.	1,053,141
		1,180,969
	Electronic Equipment, Instruments & Components – 0.79%
19,283	Tech Data Corp.*	989,989

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services – 0.25%
17,353	Basic Energy Services, Inc.*	$198,518
5,809	Patterson-UTI Energy, Inc.	114,844
		313,362
	Food & Staples Retailing – 6.40%
38,921	Kroger Co.	1,528,428
217,631	Safeway, Inc.	5,612,704
10,662	Spartan Stores, Inc.	209,722
4,592	Susser Holdings Corp.*	237,498
6,073	Wal-Mart Stores, Inc.	473,330
		8,061,682
	Food Products – 0.76%
2,037	The Hershey Co.	193,250
2,823	Post Holdings, Inc.*	130,959
13,330	Seneca Foods Corp. – Class A*	468,550
5,847	Tyson Foods, Inc. – Class A	161,494
		954,253
	Health Care Equipment & Supplies – 0.97%
9,886	Cyberonics, Inc.*	513,973
5,124	Cynosure, Inc. – Class A*	145,932
7,418	St. Jude Medical, Inc.	388,629
2,325	West Pharmaceutical Services, Inc.	171,492
		1,220,026
	Health Care Providers & Services – 2.52%
19,739	AmerisourceBergen Corp.	1,150,192
14,798	Health Net, Inc.*	453,855
23,758	LHC Group, Inc.*	545,009
11,256	Magellan Health Services, Inc.*	643,280
1,130	McKesson Corp.	138,606
26,512	Select Medical Holdings Corp.	237,813
		3,168,755
	Hotels, Restaurants & Leisure – 4.28%
2,626	Cracker Barrel Old Country Store, Inc.	257,085
1,726	DineEquity, Inc.	120,250
54,800	International Game Technology	1,012,156
3,739	Jack in the Box, Inc.*	149,897
10,772	Ruth’s Hospitality Group, Inc.*	128,833
27,982	Wynn Resorts Ltd.	3,725,244
		5,393,465
	Household Durables – 3.19%
8,920	Jarden Corp.*	405,592
9,983	Leggett & Platt, Inc.	313,566
7,362	Mohawk Industries, Inc.*	876,004
67,823	Newell Rubbermaid, Inc.	1,832,577
9,065	PulteGroup, Inc.*	150,751

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	COMMON STOCKS (Continued)
	Household Durables (Continued)
3,261	Whirlpool Corp.	$436,778
		4,015,268
	Household Products – 0.71%
2,882	Church & Dwight Co., Inc.	183,583
12,533	Spectrum Brands Holdings, Inc.	707,112
		890,695
	Insurance – 8.51%
4,675	Aflac, Inc.	288,354
30,100	The Allstate Corp.	1,534,498
54,234	Assurant, Inc.	2,937,313
6,742	MetLife, Inc.	326,448
67,371	The Travelers Companies, Inc.	5,628,847
		10,715,460
	Internet & Catalog Retail – 0.58%
3,793	Expedia, Inc.	178,764
6,378	HSN, Inc.	383,063
6,664	Liberty Interactive Corp. – Class A*	163,001
		724,828
	Internet Software & Services – 2.62%
8,839	eBay, Inc.*	456,888
16,535	VeriSign, Inc.*	791,034
73,139	Yahoo!, Inc.*	2,054,475
		3,302,397
	IT Services – 0.87%
5,430	CoreLogic, Inc.*	151,497
8,869	SAIC, Inc.	135,607
4,579	Visa, Inc. – Class A	810,529
		1,097,633
	Life Sciences Tools & Services – 0.16%
4,030	PAREXEL International Corp.*	199,284

	Machinery – 2.27%
14,451	Flowserve Corp.	819,083
10,836	FreightCar America, Inc.	197,324
13,883	Ingersoll-Rand PLC#	847,557
9,796	L.B. Foster Co. – Class A	455,318
31,199	Mueller Water Products, Inc. – Class A	241,480
4,770	NACCO Industries, Inc. – Class A	292,544
		2,853,306
	Media – 3.78%
2,027	Charter Communications, Inc. – Class A*	254,875
28,191	Comcast Corp. – Class A	1,270,850
19,916	DIRECTV*	1,260,085
3,903	Lions Gate Entertainment Corp.*#	126,965

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	COMMON STOCKS (Continued)
	Media (Continued)
7,945	Live Nation Entertainment, Inc.*	$130,139
0	News Corp. – Class A*	4
2,094	Time Warner Cable, Inc.	238,863
43,921	Twenty-First Century Fox, Inc.	1,312,359
5,833	Valassis Communications, Inc.	166,999
		4,761,139
	Multi-line Retail – 0.46%
11,026	Kohl’s Corp.	584,157

	Multi-Utilities – 0.16%
7,427	MDU Resources Group, Inc.	208,253

	Oil, Gas & Consumable Fuels – 6.97%
5,370	EPL Oil & Gas, Inc.*	172,699
45,753	Exxon Mobil Corp.	4,289,344
8,948	HollyFrontier Corp.	407,581
20,322	Marathon Petroleum Corp.	1,490,212
15,417	PBF Energy, Inc.	352,895
2,859	SemGroup Corp. – Class A	161,362
21,803	Tesoro Corp.	1,239,501
8,769	Western Refining, Inc.	264,210
11,494	The Williams Companies, Inc.	392,750
		8,770,554
	Paper & Forest Products – 0.87%
11,718	Domtar Corp.	814,518
5,106	Schweitzer-Mauduit International, Inc.	276,439
		1,090,957
	Personal Products – 0.38%
10,082	Inter Parfums, Inc.	332,504
5,167	Medifast, Inc.*	141,266
		473,770
	Pharmaceuticals – 5.16%
10,849	Eli Lilly & Co.	576,190
17,415	Mylan, Inc.*	584,447
182,681	Pfizer, Inc.	5,339,766
		6,500,403
	Professional Services – 3.43%
16,309	Barrett Business Services, Inc.	1,145,870
24,209	Dun & Bradstreet Corp.	2,508,779
4,320	Equifax, Inc.	273,154
5,448	GP Strategies Corp.*	143,882
6,726	Robert Half International, Inc.	250,476
		4,322,161

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	COMMON STOCKS (Continued)
	Road & Rail – 0.50%
753	AMERCO	$125,239
8,519	Avis Budget Group, Inc.*	269,541
7,800	Saia, Inc.*	233,532
		628,312
	Semiconductors & Semiconductor Equipment – 2.15%
105,126	Intel Corp.	2,449,436
12,409	Magnachip Semiconductor Corp.*	255,129
		2,704,565
	Specialty Retail – 11.83%
4,764	Foot Locker, Inc.	172,123
141,652	GameStop Corp. – Class A	6,949,447
10,186	The Gap, Inc.	467,537
3,024	GNC Holdings, Inc. – Class A	159,607
16,906	Haverty Furniture Companies, Inc.	439,556
40,716	Home Depot, Inc.	3,217,785
4,315	Lowe’s Companies, Inc.	192,363
2,419	PetSmart, Inc.	177,119
5,750	Ross Stores, Inc.	387,953
10,550	The Sherwin-Williams Co.	1,837,494
12,064	Stage Stores, Inc.	301,117
8,767	The TJX Companies, Inc.	456,235
2,880	Vitamin Shoppe, Inc.*	138,326
		14,896,662
	Tobacco – 0.31%
11,293	Altria Group, Inc.	395,933

	Wireless Telecommunication Services – 0.23%
12,068	T-Mobile U.S., Inc.*	290,959
	Total Common Stocks (Cost $101,472,599)	123,663,974

	Total Investments in Securities (Cost $101,472,599) – 98.22%	123,663,974
	Other Assets in Excess of Liabilities – 1.78%	2,244,836
	Net Assets – 100.00%	$125,908,810

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at July 31, 2013

Shares		Value
	COMMON STOCKS – 93.55%
	Aerospace & Defense – 9.64%
169,565	BAE Systems PLC – ADR	$4,608,777
33,828	Lockheed Martin Corp.	4,063,419
4,593	Raytheon Co.	329,961
		9,002,157
	Commercial Banks – 5.92%
58,860	Bank of Montreal#	3,656,383
32,960	HSBC Holdings PLC – ADR	1,870,480
		5,526,863
	Commercial Services & Supplies – 0.82%
18,301	Waste Management, Inc.	769,191

	Computers & Peripherals – 2.22%
50,718	Seagate Technology PLC#	2,074,873

	Construction Materials – 0.30%
13,260	CRH PLC – ADR	279,919

	Diversified Telecommunication Services – 20.03%
43,432	AT&T, Inc.	1,531,847
53,632	BCE, Inc.#	2,214,465
89,467	CenturyLink, Inc.	3,207,392
176,061	Deutsche Telekom AG – ADR	2,146,184
48,471	KT Corp. – ADR	776,505
371,123	Orange S.A. – ADR	3,655,562
1,433	Telenor ASA – ADR	95,223
171,345	Telstra Corp., Ltd. – ADR	3,829,561
24,976	Verizon Communications, Inc.	1,235,813
		18,692,552
	Energy Equipment & Services – 0.35%
6,903	Transocean Ltd.#	325,546

	Insurance – 3.91%
14,229	AXA S.A. – ADR	314,034
47,625	Sun Life Financial, Inc.#	1,545,431
22,348	Swiss Re AG – ADR	1,788,510
		3,647,975
	Metals & Mining – 1.51%
7,474	BHP Billiton PLC – ADR	427,064
3,265	Freeport-McMoRan Copper & Gold, Inc.	92,334
29,829	Newmont Mining Corp.	894,870
		1,414,268
	Office Electronics – 1.06%
31,970	Canon, Inc. – ADR	985,955

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 24.60%
67,432	BP PLC – ADR	$2,794,382
207,394	Canadian Oil Sands Ltd.#	4,024,895
10,935	China Petroleum & Chemical Corp. – ADR	812,361
34,526	ConocoPhillips	2,239,356
36,173	Ecopetrol S.A. – ADR	1,649,127
41,081	ENI S.p.A. – ADR	1,813,726
312,032	Gazprom OAO – ADR	2,424,489
23,106	Husky Energy, Inc.#	667,301
17,089	Royal Dutch Shell PLC – ADR	1,168,033
18,804	Sasol Ltd. – ADR	867,052
65,441	Total S.A. – ADR	3,471,645
150,146	Yanzhou Coal Mining Co., Ltd. – ADR	1,033,005
		22,965,372
	Paper & Forest Products – 0.37%
30,756	UPM-Kymmene Oyj – ADR	341,238

	Pharmaceuticals – 6.85%
92,246	AstraZeneca PLC – ADR	4,678,717
8,515	Bristol-Myers Squibb Co.	368,189
18,208	Eisai Co., Ltd. – ADR	771,291
10,817	Eli Lilly & Co.	574,491
		6,392,688
	Semiconductors & Semiconductor Equipment – 1.54%
61,729	Intel Corp.	1,438,286

	Software – 1.42%
44,422	CA, Inc.	1,321,110

	Tobacco – 1.74%
38,244	Lorillard, Inc.	1,626,517

	Trading Companies & Distributors – 1.43%
4,987	Mitsui & Co., Ltd. – ADR	1,337,513

	Wireless Telecommunication Services – 9.84%
36,693	Mobile Telesystems – ADR	715,147
179,222	NTT DoCoMo, Inc. – ADR	2,736,720
86,071	SK Telecom Co., Ltd. – ADR	1,858,273
129,356	Vodafone Group PLC – ADR	3,874,212
		9,184,352
	Total Common Stocks (Cost $83,400,566)	87,326,375

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	CONVERTIBLE PREFERRED STOCKS – 1.37%
	Media – 1.37%
51,564	Shaw Communications, Inc. – Class B – ADR	$1,280,850
	Total Convertible Preferred Stocks (Cost $1,199,054)	1,280,850

	PREFERRED STOCKS – 3.70%
	Diversified Telecommunication Services – 3.70%
160,645	Telefonica Brasil S.A. – ADR	3,449,048
	Total Preferred Stocks (Cost $3,962,514)	3,449,048

	Total Investments in Securities (Cost $88,562,134) – 98.62%	92,056,273
	Other Assets in Excess of Liabilities – 1.38%	1,287,347
	Net Assets – 100.00%	$93,343,620

#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2013

Country Allocation

Country	% of Net Assets
United States	22.5%
United Kingdom	19.4%
Canada	14.4%
France	7.9%
Japan	6.3%
Australia	4.1%
Brazil	3.7%
Russian Federation	3.4%
Republic of Korea	2.8%
Ireland	2.5%
Germany	2.3%
Switzerland	2.3%
China	2.0%
Italy	1.9%
Colombia	1.8%
Netherlands	1.3%
South Africa	0.9%
Finland	0.4%
Norway	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at July 31, 2013

Shares		Value
	COMMON STOCKS – 99.30%
	Aerospace & Defense – 0.75%
297	Alliant Techsystems, Inc.	$27,651
954	Erickson Air-Crane, Inc.*	17,792
1,833	GenCorp, Inc.*	32,096
		77,539
	Airlines – 3.17%
1,626	Alaska Air Group, Inc.*	99,462
485	Allegiant Travel Co.	47,229
805	Copa Holdings S.A. – Class A#	112,032
2,548	Deutsche Lufthansa AG – ADR*	50,833
581	Spirit Airlines, Inc.*	19,202
		328,758
	Auto Components – 1.29%
1,470	Drew Industries, Inc.	60,020
2,150	Standard Motor Products, Inc.	73,938
		133,958
	Automobiles – 0.83%
1,749	Fuji Heavy Industries Ltd. – ADR*	86,523

	Biotechnology – 0.65%
5,841	PDL BioPharma, Inc.	47,429
267	United Therapeutics Corp.*	19,982
		67,411
	Building Materials – 1.31%
1,898	Lennox International, Inc.	136,314

	Building Products – 4.70%
4,188	A.O. Smith Corp.	173,048
4,759	AAON, Inc.	102,652
676	American Woodmark Corp.*	23,450
2,258	Apogee Enterprises, Inc.	60,424
2,254	Fortune Brands Home & Security, Inc.	93,113
2,083	PGT, Inc.*	20,830
294	Trex Co., Inc.*	13,918
		487,435
	Capital Markets – 0.93%
452	Virtus Investment Partners, Inc.*	84,298
248	Waddell & Reed Financial, Inc.	12,663
		96,961
	Chemicals – 4.51%
2,070	American Pacific Corp.*	75,286
822	American Vanguard Corp.	20,295
1,353	FutureFuel Corp.	21,364
8,740	Landec Corp.*	131,887
107	NewMarket Corp.	29,164

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	COMMON STOCKS (Continued)
	Chemicals (Continued)
946	PolyOne Corp.	$27,349
1,033	Quaker Chemical Corp.	68,147
214	Stepan Co.	12,810
1,203	Valspar Corp.	81,948
		468,250
	Commercial Services & Supplies – 4.48%
266	Avery Dennison Corp.	11,898
1,680	Deluxe Corp.	68,897
1,019	G & K Services, Inc.	53,813
804	KAR Auction Services, Inc.	20,454
2,749	Kimball International, Inc. – Class B	30,212
1,013	R.R. Donnelley & Sons Co.	19,237
6,733	Steelcase, Inc. – Class A	102,611
1,128	U.S. Ecology, Inc.	34,483
1,257	UniFirst Corp.	123,211
		464,816
	Communications Equipment – 0.56%
1,174	ARRIS Group, Inc.*	17,657
277	EchoStar Corp. – Class A*	11,069
1,624	Ituran Location and Control Ltd.#	29,070
		57,796
	Computers & Peripherals – 0.95%
2,934	Electronics for Imaging, Inc.*	88,108
362	Iron Mountain, Inc.	10,064
		98,172
	Construction & Engineering – 1.67%
1,991	EMCOR Group, Inc.	82,188
2,343	MasTec, Inc.*	77,319
1,086	Pike Electric Corp.	13,260
		172,767
	Construction Materials – 1.57%
2,078	Eagle Materials, Inc.	140,223
547	James Hardie Industries PLC – ADR	22,722
		162,945
	Consumer Finance – 0.75%
518	Portfolio Recovery Associates, Inc.*	77,343

	Containers & Packaging – 3.08%
1,251	AEP Industries, Inc.*	100,956
3,454	Intertape Polymer Group, Inc.#	40,377
3,118	Packaging Corp. of America	167,717
95	Rock Tenn Co. – Class A	10,863
		319,913

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	COMMON STOCKS (Continued)
	Distributors – 0.18%
293	Core-Mark Holding Co., Inc.	$18,356

	Diversified Consumer Services – 1.36%
1,923	H&R Block, Inc.	60,440
4,266	Service Corp. International	80,926
		141,366
	Diversified Financial Services – 0.62%
1,294	CBOE Holdings, Inc.	64,829

	Diversified Telecommunication Services – 1.39%
3,500	IDT Corp. – Class B	72,345
982	KT Corp. – ADR	15,732
2,987	Lumos Networks Corp.	56,604
		144,681
	Electrical Equipment – 1.06%
2,340	AZZ, Inc.	88,522
1,052	Thermon Group Holdings, Inc.*	21,051
		109,573
	Electronic Equipment, Instruments & Components – 0.41%
188	FEI Co.	14,561
1,472	Methode Electronics, Inc.	27,806
		42,367
	Energy Equipment & Services – 0.23%
1,186	Patterson-UTI Energy, Inc.	23,447

	Food & Staples Retailing – 1.11%
2,886	Ingles Markets, Inc. – Class A	82,136
644	Susser Holdings Corp.*	33,308
		115,444
	Food Products – 0.65%
482	Industrias Bachoco S.A.B. de C.V. – ADR	19,362
668	Post Holdings, Inc.*	30,989
248	Sanderson Farms, Inc.	17,519
		67,870
	Health Care Equipment & Supplies – 2.14%
613	Abaxis, Inc.	25,807
836	ICU Medical, Inc.*	59,933
618	ResMed, Inc.	29,448
580	STERIS Corp.	26,112
2,442	Vascular Solutions, Inc.*	39,463
554	West Pharmaceutical Services, Inc.	40,863
		221,626

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services – 4.31%
1,053	Addus HomeCare Corp.*	$20,681
7,944	AMN Healthcare Services, Inc.*	117,412
3,705	BioScrip, Inc.*	60,206
928	Community Health Systems, Inc.	42,744
531	HCA Holdings, Inc.	20,709
1,229	Omnicare, Inc.	64,879
544	Team Health Holdings, Inc.*	21,880
1,112	U.S. Physical Therapy, Inc.	31,825
954	Universal Health Services, Inc. – Class B	66,732
		447,068
	Hotels, Restaurants & Leisure – 6.39%
2,586	AFC Enterprises, Inc.*	95,165
1,019	Cracker Barrel Old Country Store, Inc.	99,760
1,170	Jack in the Box, Inc.*	46,905
780	Marriott Vacations WorldWide Corp.*	34,320
633	Multimedia Games Holding Co., Inc.*	22,149
380	Papa John’s International, Inc.*	25,407
1,802	Red Robin Gourmet Burgers, Inc.*	102,498
8,273	Ruth’s Hospitality Group, Inc.*	98,945
1,748	Six Flags Entertainment Corp.	64,309
2,623	Sonic Corp.*	40,316
1,365	Texas Roadhouse, Inc.	33,361
		663,135
	Household Durables – 4.11%
1,293	CSS Industries, Inc.	34,433
1,180	Jarden Corp.*	53,655
1,126	Leggett & Platt, Inc.	35,368
826	Lennar Corp. – Class A	27,977
1,086	Mohawk Industries, Inc.*	129,223
1,638	Newell Rubbermaid, Inc.	44,259
3,273	PulteGroup, Inc.*	54,430
555	Tupperware Brands Corp.	46,775
		426,120
	Household Products – 0.83%
1,523	Spectrum Brands Holdings, Inc.	85,928

	Industrial Conglomerates – 0.19%
292	Carlisle Companies, Inc.	19,780

	Internet & Catalog Retail – 1.03%
1,782	HSN, Inc.	107,027

	Internet Software & Services – 1.61%
1,060	comScore, Inc.*	30,698
732	Cornerstone OnDemand, Inc.*	32,237

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	COMMON STOCKS (Continued)
	Internet Software & Services (Continued)
2,375	Internet Initiative Japan, Inc. – ADR*	$40,897
965	Reis, Inc.*	17,756
702	ValueClick, Inc.*	17,157
586	VeriSign, Inc.*	28,034
		166,779
	IT Services – 3.93%
3,233	Acxiom Corp.*	83,314
343	Cass Information Systems, Inc.	18,937
1,202	CGI Group, Inc. – Class A*#	41,601
542	Convergys Corp.	10,260
666	CoreLogic, Inc.*	18,581
2,224	CSG Systems International, Inc.*	52,664
2,446	Euronet Worldwide, Inc.*	90,037
1,755	Genpact Ltd.#	35,784
2,851	WNS Holdings Ltd. – ADR*	56,564
		407,742
	Leisure Equipment & Products – 0.24%
662	Brunswick Corp.	24,990

	Life Sciences Tools & Services – 2.34%
2,125	Albany Molecular Research, Inc.*	27,009
2,029	Cambrex Corp.*	29,725
1,154	Covance, Inc.*	95,205
1,340	ICON PLC*#	52,555
770	PAREXEL International Corp.*	38,076
		242,570
	Machinery – 4.28%
820	Albany International Corp. – Class A	28,298
1,558	Briggs & Stratton Corp.	31,550
714	CIRCOR International, Inc.	37,499
501	Flowserve Corp.	28,397
1,163	L.B. Foster Co. – Class A	54,056
95	Middleby Corp.*	16,999
10,771	Mueller Water Products, Inc. – Class A	83,368
357	NACCO Industries, Inc. – Class A	21,895
644	Oshkosh Corp.*	28,864
282	Snap-on, Inc.	26,748
247	Standex International Corp.	14,580
1,457	The Toro Co.	71,801
		444,055
	Marine – 0.14%
671	Seaspan Corp.#	14,232

	Media – 4.03%
846	Aimia, Inc.#	12,828

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	COMMON STOCKS (Continued)
	Media (Continued)
903	Charter Communications, Inc. – Class A*	$113,543
518	Cinemark Holdings, Inc.	15,084
1,295	Lions Gate Entertainment Corp.*#	42,126
4,684	Live Nation Entertainment, Inc.*	76,724
583	The Madison Square Garden Co. – Class A*	34,380
2,307	Regal Entertainment Group – Class A	43,487
687	Scripps Networks Interactive, Inc. – Class A	48,619
58	The Washington Post Co. – Class B	31,167
		417,958
	Metals & Mining – 0.80%
7,002	Grupo Simec S.A.B. de C.V. – ADR*	83,534

	Multi-line Retail – 1.13%
10,416	Tuesday Morning Corp.*	116,868

	Oil, Gas & Consumable Fuels – 2.45%
726	Cosan Ltd. – Class A#	11,674
1,227	Delek US Holdings, Inc.	37,117
1,301	EPL Oil & Gas, Inc.*	41,840
1,621	SemGroup Corp. – Class A	91,489
1,798	StealthGas, Inc.*#	18,142
555	Targa Resources Corp.	37,834
536	Western Refining, Inc.	16,150
		254,246
	Paper & Forest Products – 0.79%
1,248	Norbord, Inc.#	39,387
983	P.H. Glatfelter Co.	26,020
305	Schweitzer-Mauduit International, Inc.	16,513
		81,920
	Personal Products – 1.21%
2,954	Inter Parfums, Inc.	97,423
339	USANA Health Sciences, Inc.*	28,008
		125,431
	Pharmaceuticals – 0.54%
753	Salix Pharmaceuticals Ltd.*	55,647

	Professional Services – 4.17%
4,256	Barrett Business Services, Inc.	299,027
775	Equifax, Inc.	49,003
2,151	GP Strategies Corp.*	56,808
11,430	Pendrell Corp.*	27,432
		432,270
	Real Estate Management & Development – 0.31%
263	Altisource Portfolio Solutions S.A.*#	32,431

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	COMMON STOCKS (Continued)
	Road & Rail – 1.35%
355	AMERCO	$59,044
2,561	Avis Budget Group, Inc.*	81,030
		140,074
	Semiconductors & Semiconductor Equipment – 0.17%
1,334	Exar Corp.*	17,355

	Software – 3.30%
847	Aspen Technology, Inc.*	27,561
736	Electronic Arts, Inc.*	19,224
203	ePlus, Inc.	12,888
307	Manhattan Associates, Inc.*	27,120
1,949	Monotype Imaging Holdings, Inc.	47,809
866	Perfect World Co. Ltd. – ADR	18,229
2,533	Tyler Technologies, Inc.*	189,012
		341,843
	Specialty Retail – 3.78%
804	Brown Shoe Co., Inc.	19,111
670	Foot Locker, Inc.	24,207
7,542	Haverty Furniture Companies, Inc.	196,092
282	PetSmart, Inc.	20,648
331	Signet Jewelers Ltd.#	24,199
2,370	Stage Stores, Inc.	59,155
781	Urban Outfitters, Inc.*	33,239
259	Williams-Sonoma, Inc.	15,245
		391,896
	Textiles, Apparel & Luxury Goods – 1.88%
132	Carter’s, Inc.	9,414
1,650	Hanesbrands, Inc.	104,709
1,645	Iconix Brand Group, Inc.*	54,022
203	PVH Corp.	26,753
		194,898
	Trading Companies & Distributors – 0.48%
1,409	Aceto Corp.	21,868
264	Bunzl PLC – ADR	28,401
		50,269
	Transportation Infrastructure – 3.00%
3,896	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. – ADR	107,257
1,736	Grupo Aeroportuario del Pacifico S.A.B. de C.V. – ADR	90,671
957	Grupo Aeroportuario del Sureste S.A.B. de C.V. – ADR	113,366
		311,294
	Wireless Telecommunication Services – 0.16%
877	Shenandoah Telecommunications Co.	16,900
	Total Common Stocks (Cost $8,523,374)	10,300,720

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2013

Shares		Value
	REITS – 0.33%
	Commercial Services & Supplies – 0.33%
1,049	Corrections Corp. of America	$34,669
	Total REITS (Cost $36,132)	34,669

	Total Investments in Securities (Cost $8,559,506) – 99.63%	10,335,389
	Other Assets in Excess of Liabilities – 0.37%	38,220
	Net Assets – 100.00%	$10,373,609

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at July 31, 2013

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
ASSETS
Investments in securities, at value (cost $101,472,599,
$88,562,134, and $8,559,506, respectively)	$123,663,974	$92,056,273	$10,335,389
Cash	1,648,615	2,206,320	289,797
Receivables:
Securities sold	—	2,292,700	476,498
Fund shares issued	687,693	395,804	1,531
Dividends	115,207	292,144	2,415
Due from Advisor (Note 4)	—	—	6,596
Other receivables	—	—	1,259
Prepaid expenses	15,716	14,851	9,095
Total assets	126,131,205	97,258,092	11,122,580
LIABILITIES
Payables:
Securities purchased	—	3,713,700	686,084
Fund shares redeemed	9,552	22,630	—
Administration fees	11,505	11,505	9,641
Audit fees	19,600	19,600	19,500
Transfer agent fees and expenses	15,865	13,668	8,000
Due to Advisor (Note 4)	78,413	53,080	—
Custody fees	2,650	1,497	2,968
Legal fees	758	774	1,665
Fund accounting fees	12,169	11,194	10,660
Chief Compliance Officer fee	2,000	2,000	2,000
Distribution fees	65,596	62,220	5,699
Shareholder reporting	4,287	2,604	2,314
Accrued other expenses	—	—	440
Total liabilities	222,395	3,914,472	748,971
NET ASSETS	$125,908,810	$93,343,620	$10,373,609

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at July 31, 2013

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE

Class A Shares
Net assets applicable to shares outstanding	$4,203,618	$15,058,575	$3,458,876
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	262,998	1,263,158	215,179
Net asset value and redemption price per share	$15.98	$11.92	$16.07
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$16.87	$12.58	$16.97

Class C Shares
Net assets applicable to shares outstanding	$7,484,892	$6,144,913	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	477,723	518,575	—
Net asset value and offering
price per share (Note 1)	$15.67	$11.85	—

Class I Shares
Net assets applicable to shares outstanding	$114,220,300	$72,140,132	$6,914,733
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	7,159,647	6,033,298	427,364
Net asset value, offering and
redemption price per share	$15.95	$11.96	$16.18

COMPONENTS OF NET ASSETS
Paid-in capital	$98,621,304	$90,370,671	$7,566,240
Undistributed net investment income/(loss)	662,872	—	(9,783)
Accumulated net realized gain/(loss) on investments	4,433,259	(521,152)	1,041,269
Net unrealized appreciation of investments	22,191,375	3,494,101	1,775,883
Net assets	$125,908,810	$93,343,620	$10,373,609

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Statements of Operations
For the Year Ended July 31, 2013

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $0, $271,440, and $1,519, respectively)	$2,646,099	$2,614,608	$126,953
Interest	48	14	2
Total income	2,646,147	2,614,622	126,955
Expenses
Advisory fees (Note 4)	555,645	368,426	51,793
Distribution fees – Class A (Note 5)	9,291	23,454	6,709
Distribution fees – Class C (Note 5)	70,905	62,049	—
Transfer agent fees and expenses (Note 4)	63,161	53,741	30,919
Fund accounting fees (Note 4)	47,537	43,888	41,882
Administration fees (Note 4)	45,558	45,558	38,095
Registration fees	41,041	40,444	27,356
Audit fees	18,100	18,100	19,500
Custody fees (Note 4)	11,849	11,274	9,381
Miscellaneous expense	9,700	7,342	5,406
Chief Compliance Officer fee (Note 4)	8,000	8,000	8,000
Trustee fees	7,683	5,947	4,712
Reports to shareholders	7,649	4,265	1,679
Legal fees	6,319	9,058	8,702
Insurance expense	4,383	3,232	2,273
Total expenses	906,821	704,778	256,407
Advisory fee recoupment or waiver
and expense reimbursement (Note 4)	173,536	(58,134)	(146,974)
Net expenses	1,080,357	646,644	109,433
Net investment income	1,565,790	1,967,978	17,522
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	5,571,232	1,026,223	1,226,183
Net change in unrealized
appreciation/(depreciation) on investments	18,071,246	3,526,604	1,231,122
Net realized and unrealized
gain on investments	23,642,478	4,552,827	2,457,305
Net increase in net assets
resulting from operations	$25,208,268	$6,520,805	$2,474,827

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2013	July 31, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,565,790	$475,874
Net realized gain/(loss) on investments	5,571,232	(953,833)
Net change in unrealized appreciation on investments	18,071,246	3,821,074
Net increase in net assets resulting from operations	25,208,268	3,343,115

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(46,854)	(6,669)
Class C Shares	(48,592)	(2,564)
Class I Shares	(1,282,967)	(94,000)
From net realized gain on investments
Class A Shares	—	(11,853)
Class C Shares	—	(22,146)
Class I Shares	—	(146,393)
Total distributions to shareholders	(1,378,413)	(283,625)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	39,028,956	28,074,197
Total increase in net assets	62,858,811	31,133,687

NET ASSETS
Beginning of year	63,049,999	31,916,312
End of year	$125,908,810	$63,049,999
Includes undistributed net investment income of	$662,872	$475,495

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets (Continued)

(a)	A summary of share transactions is as follows:

	Year Ended	Year Ended
	July 31, 2013	July 31, 2012
Class A Shares
Net proceeds from shares sold	$931,267	$3,320,709
Distributions reinvested	45,934	17,884
Payment for shares redeemed	(1,425,289)+	(1,046,688	)+
Net increase/(decrease) in net assets from capital share transactions	$(448,088)	$2,291,905
+ Net of redemption fees of	$1,112	$44

Class C Shares
Net proceeds from shares sold	$640,401	$2,961,719
Distributions reinvested	48,592	24,710
Payment for shares redeemed	(1,483,861)+	(204,544	)+
Net increase/(decrease) in net assets from capital share transactions	$(794,868)	$2,781,885
+ Net of redemption fees of	$117	$169

Class I Shares
Net proceeds from shares sold	$51,521,091	$27,657,034
Distributions reinvested	1,090,769	233,414
Payment for shares redeemed	(12,339,948)+	(4,890,041	)+
Net increase in net assets from capital share transactions	$40,271,912	$23,000,407
+ Net of redemption fees of	$4,498	$2,649
	$39,028,956	$28,074,197

Class A Shares
Shares sold	66,934	278,935
Shares issued on reinvestment of distributions	3,580	1,538
Shares redeemed	(105,016)	(88,185)
Net increase/(decrease) in shares outstanding	(34,502)	192,288
Class C Shares
Shares sold	46,842	261,750
Shares issued on reinvestment of distributions	3,848	2,154
Shares redeemed	(104,595)	(17,046)
Net increase/(decrease) in shares outstanding	(53,905)	246,858

Class I Shares
Shares sold	3,814,296	2,228,644
Shares issued on reinvestment of distributions	85,350	20,139
Shares redeemed	(858,499)	(394,181)
Net increase in shares outstanding	3,041,147	1,854,602
	2,952,740	2,293,748

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2013	July 31, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,967,978	$842,495
Net realized gain/(loss) on investments	1,026,223	(1,523,366)
Net change in unrealized
appreciation/(depreciation) on investments	3,526,604	(195,231)
Net increase/(decrease) in
net assets resulting from operations	6,520,805	(876,102)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(305,600)	(143,024)
Class C Shares	(153,533)	(144,863)
Class I Shares	(1,528,023)	(577,795)
From net realized gain on investments
Class A Shares	—	(20,871)
Class C Shares	—	(27,949)
Class I Shares	—	(77,142)
Total distributions to shareholders	(1,987,156)	(991,644)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	58,384,822	18,028,658
Total increase in net assets	62,918,471	16,160,912

NET ASSETS
Beginning of year	30,425,149	14,264,237
End of year	$93,343,620	$30,425,149
Includes undistributed net investment loss of	$—	$(170)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets (Continued)

(a)	A summary of share transactions is as follows:

	Year Ended	Year Ended
	July 31, 2013	July 31, 2012
Class A Shares
Net proceeds from shares sold	$10,796,399	$5,764,398
Distributions reinvested	286,882	156,465
Payment for shares redeemed	(1,684,174)+	(2,715,954	)+
Net increase in net assets from capital share transactions	$9,399,107	$3,204,909
+ Net of redemption fees of	$3,036	$4,930

Class C Shares
Net proceeds from shares sold	$1,005,750	$2,935,342
Distributions reinvested	153,417	172,813
Payment for shares redeemed	(1,590,746)+	(468,019	)+
Net increase/(decrease) in net assets from capital share transactions	$(431,579)	$2,640,136
+ Net of redemption fees of	$109	$3,440

Class I Shares
Net proceeds from shares sold	$59,840,918	$17,400,890
Distributions reinvested	1,289,641	589,717
Payment for shares redeemed	(11,713,265)+	(5,806,994	)+
Net increase in net assets from capital share transactions	$49,417,294	$12,183,613
+ Net of redemption fees of	$3,061	$3,882
	$58,384,822	$18,028,658

Class A Shares
Shares sold	927,866	529,951
Shares issued on reinvestment of distributions	24,680	14,974
Shares redeemed	(144,381)	(255,414)
Net increase in shares outstanding	808,165	289,511

Class C Shares
Shares sold	86,742	264,787
Shares issued on reinvestment of distributions	13,365	16,628
Shares redeemed	(138,037)	(44,953)
Net increase/(decrease) in shares outstanding	(37,930)	236,462

Class I Shares
Shares sold	5,077,643	1,572,335
Shares issued on reinvestment of distributions	110,487	56,347
Shares redeemed	(990,507)	(549,200)
Net increase in shares outstanding	4,197,623	1,079,482
	4,967,858	1,605,455

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2013	July 31, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$17,522	$186
Net realized gain/(loss) on investments	1,226,183	(79,813)
Net change in unrealized
appreciation/(depreciation) on investments	1,231,122	(222,074)
Net increase/(decrease) in
net assets resulting from operations	2,474,827	(301,701)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(7,521)	—
Class I Shares	(24,081)	—
Total distributions to shareholders	(31,602)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	599,520	678,512
Total increase in net assets	3,042,745	376,811

NET ASSETS
Beginning of year	7,330,864	6,954,053
End of year	$10,373,609	$7,330,864
Includes undistributed net investment income/(loss) of	$(9,783)	$172

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets (Continued)

(a)	A summary of share transactions is as follows:

	Year Ended	Year Ended
	July 31, 2013	July 31, 2012
Class A Shares
Net proceeds from shares sold	$1,104,345	$592,912
Distributions reinvested	7,521	—
Payment for shares redeemed	(505,873)+	(102,160	)+
Net increase in net assets from capital share transactions	$605,993	$490,752
+ Net of redemption fees of	$168	$ 0	^

Class I Shares
Net proceeds from shares sold	$1,040,960	$1,033,794
Distributions reinvested	14,438	—
Payment for shares redeemed	(1,061,871)+	(846,034	)+
Net increase/(decrease) in net assets from capital share transactions	$(6,473)	$187,760
+ Net of redemption fees of	$31	$66
	$599,520	$678,512

Class A Shares
Shares sold	78,434	50,743
Shares issued on reinvestment of distributions	585	—
Shares redeemed	(35,324)	(9,059)
Net increase in shares outstanding	43,695	41,684

Class I Shares
Shares sold	73,739	90,888
Shares issued on reinvestment of distributions	1,117	—
Shares redeemed	(75,987)	(70,193)
Net increase/(decrease) in shares outstanding	(1,131)	20,695
	42,564	62,379

^	Amount is less than $1.00.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares

			August 16, 2010*
	Year Ended	Year Ended	to
	July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.78	$12.08	$10.00

Income from investment operations:
Net investment income†	0.20	0.12	0.07
Net realized and unrealized
gain on investments	3.17	0.67	1.99
Total from investment operations	3.37	0.79	2.06

Less distributions:
From net investment income	(0.17)	(0.03)	(0.02)
From net realized gain on investments	—	(0.06)	(0.02)
Total distributions	(0.17)	(0.09)	(0.04)

Redemption fees retained	0.00 †^	0.00 †^	0.06	†

Net asset value, end of period	$15.98	$12.78	$12.08

Total return	26.74%	6.59%	21.26	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,204	$3,803	$1,271

Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.07%	1.68%	2.74	%+
After expense reimbursement/recoupment	1.24%	1.24%	1.24	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement/recoupment	1.62%	0.52%	(0.87	)%+
After expense reimbursement/recoupment	1.45%	0.96%	0.63	%+

Portfolio turnover rate	57.50%	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares

			August 16, 2010*
	Year Ended	Year Ended	to
	July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.55	$11.92	$10.00

Income from investment operations:
Net investment income/(loss)†	0.10	0.03	(0.01)
Net realized and unrealized
gain on investments	3.11	0.66	1.97
Total from investment operations	3.21	0.69	1.96

Less distributions:
From net investment income	(0.09)	(0.00)^	(0.02)
From net realized gain on investments	—	(0.06)	(0.02)
Total distributions	(0.09)	(0.06)	(0.04)

Redemption fees retained	0.00 †^	0.00 †^	—

Net asset value, end of period	$15.67	$12.55	$11.92

Total return	25.77%	5.86%	19.66	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$7,485	$6,673	$3,395

Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.82%	2.47%	3.35	%+
After expense reimbursement/recoupment	1.99%	1.99%	1.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement/recoupment	0.89%	(0.26)%	(1.46	)%+
After expense reimbursement/recoupment	0.72%	0.22%	(0.10	)%+

Portfolio turnover rate	57.50%	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares

			August 16, 2010*
	Year Ended	Year Ended	to
	July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.77	$12.04	$10.00

Income from investment operations:
Net investment income†	0.23	0.15	0.10
Net realized and unrealized
gain on investments	3.16	0.67	1.99
Total from investment operations	3.39	0.82	2.09

Less distributions:
From net investment income	(0.21)	(0.03)	(0.03)
From net realized gain on investments	—	(0.06)	(0.02)
Total distributions	(0.21)	(0.09)	(0.05)

Redemption fees retained	0.00 †^	0.00 †^	—

Net asset value, end of period	$15.95	$12.77	$12.04

Total return	26.93%	6.91%	20.89	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$114,220	$52,574	$27,250

Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.82%	1.47%	2.82	%+
After expense reimbursement/recoupment	0.99%	0.99%	0.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement/recoupment	1.79%	0.74%	(0.94	)%+
After expense reimbursement/recoupment	1.62%	1.22%	0.89	%+

Portfolio turnover rate	57.50%	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares

			August 16, 2010*
	Year Ended	Year Ended	to
	July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$10.68	$11.48	$10.00

Income from investment operations:
Net investment income†	0.39	0.43	0.45
Net realized and unrealized
gain/(loss) on investments	1.21	(0.76)	1.32
Total from investment operations	1.60	(0.33)	1.77

Less distributions:
From net investment income	(0.36)	(0.40)	(0.29)
From net realized gain on investments	—	(0.08)	(0.00	)^
Total distributions	(0.36)	(0.48)	(0.29)

Redemption fees retained	0.00 †^	0.01 †	0.00	†^

Net asset value, end of period	$11.92	$10.68	$11.48

Total return	15.11%	-2.66%	17.76	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$15,059	$4,860	$1,900

Ratio of expenses to average net assets:
Before expense reimbursement	1.34%	2.40%	3.67	%+
After expense reimbursement	1.24%	1.24%	1.24	%+

Ratio of net investment income
to average net assets:
Before expense reimbursement	3.27%	2.84%	1.54	%+
After expense reimbursement	3.37%	4.00%	3.97	%+

Portfolio turnover rate	35.48%	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares

			August 16, 2010*
	Year Ended	Year Ended	to
	July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$10.64	$11.44	$10.00

Income from investment operations:
Net investment income†	0.29	0.35	0.37
Net realized and unrealized
gain/(loss) on investments	1.21	(0.76)	1.33
Total from investment operations	1.50	(0.41)	1.70

Less distributions:
From net investment income	(0.29)	(0.32)	(0.26)
From net realized gain on investments	—	(0.08)	(0.00	)^
Total distributions	(0.29)	(0.40)	(0.26)

Redemption fees retained	0.00 †^	0.01 †	—

Net asset value, end of period	$11.85	$10.64	$11.44

Total return	14.23%	-3.37%	17.00	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,145	$5,921	$3,661

Ratio of expenses to average net assets:
Before expense reimbursement	2.15%	3.18%	4.30	%+
After expense reimbursement	1.99%	1.99%	1.99	%+

Ratio of net investment income
to average net assets:
Before expense reimbursement	2.34%	2.05%	0.97	%+
After expense reimbursement	2.50%	3.24%	3.28	%+

Portfolio turnover rate	35.48%	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares

			August 16, 2010*
	Year Ended	Year Ended	to
	July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$10.70	$11.51	$10.00

Income from investment operations:
Net investment income†	0.43	0.47	0.45
Net realized and unrealized
gain/(loss) on investments	1.21	(0.78)	1.36
Total from investment operations	1.64	(0.31)	1.81

Less distributions:
From net investment income	(0.38)	(0.42)	(0.30)
From net realized gain on investments	—	(0.08)	(0.00	)^
Total distributions	(0.38)	(0.50)	(0.30)

Redemption fees retained	0.00 †^	0.00 †^	0.00	†^

Net asset value, end of period	$11.96	$10.70	$11.51

Total return	15.52%	-2.53%	18.16	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$72,140	$19,644	$8,703

Ratio of expenses to average net assets:
Before expense reimbursement	1.08%	2.14%	4.56	%+
After expense reimbursement	0.99%	0.99%	0.99	%+

Ratio of net investment income
to average net assets:
Before expense reimbursement	3.58%	3.25%	0.51	%+
After expense reimbursement	3.67%	4.40%	4.08	%+

Portfolio turnover rate	35.48%	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares

			August 16, 2010*
	Year Ended	Year Ended	to
	July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.17	$12.91	$10.00

Income from investment operations:
Net investment income/(loss)†	0.00 ^	(0.02)	(0.13)
Net realized and unrealized
gain/(loss) on investments	3.94	(0.72)	3.17
Total from investment operations	3.94	(0.74)	3.04

Less distributions:
From net investment income	(0.04)	—	—
From net realized gain on investments	—	—	(0.13)
Total distributions	(0.04)	—	(0.13)

Redemption fees retained	0.00 †^	0.00 †^	0.00	†^

Net asset value, end of period	$16.07	$12.17	$12.91

Total return	32.48%	-5.73%	30.42	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,459	$2,088	$1,676

Ratio of expenses to average net assets:
Before expense reimbursement	3.13%	4.21%	5.78	%+
After expense reimbursement	1.44%	1.44%	1.44	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(1.67)%	(2.95)%	(5.36	)%+
After expense reimbursement	0.02%	(0.18)%	(1.02	)%+

Portfolio turnover rate	93.42%	110.38%	98.48	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares

			August 16, 2010*
	Year Ended	Year Ended	to
	July 31, 2013	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.24	$12.94	$10.00

Income from investment operations:
Net investment income/(loss)†	0.04	0.01	(0.08)
Net realized and unrealized
gain/(loss) on investments	3.95	(0.71)	3.15
Total from investment operations	3.99	(0.70)	3.07

Less distributions:
From net investment income	(0.05)	—	—
From net realized gain on investments	—	—	(0.13)
Total distributions	(0.05)	—	(0.13)

Redemption fees retained	0.00 †^	0.00 †^	—

Net asset value, end of period	$16.18	$12.24	$12.94

Total return	32.75%	-5.41%	30.72	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,915	$5,243	$5,278

Ratio of expenses to average net assets:
Before expense reimbursement	2.90%	3.98%	6.28	%+
After expense reimbursement	1.19%	1.19%	1.19	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(1.42)%	(2.72)%	(5.77	)%+
After expense reimbursement	0.29%	0.07%	(0.68	)%+

Portfolio turnover rate	93.42%	110.38%	98.48	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at July 31, 2013

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds, which are all diversified funds, began operations on August 16, 2010. The investment objectives of the All Cap Core and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund and the Enhanced Dividend Fund currently offer Class A shares, Class C shares and Class I shares. The Small/Mid Cap Growth Fund currently offers Class A shares and Class I shares. Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1% on redemptions held for one year or less after purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ returns filed for open tax years 2011-2012, or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The All Cap Core Fund and the Small/Mid Cap Growth Fund distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The Enhanced Dividend Fund distributes substantially all net investment income, if any, monthly, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2013

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended July 31, 2013, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:
	Undistributed	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
All Cap Core Fund	$—	$—	$—
Enhanced Dividend Fund	19,348	2,821	(22,169)
Small/Mid Cap Growth Fund	4,125	(4,125)	—

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

During the year ended July 31, 2013, the Funds retained redemption fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$1,112	$117	$4,498
Enhanced Dividend Fund	3,036	109	3,061
Small/Mid Cap Growth Fund	168	N/A	31

G.
REITs:  The Small/Mid Cap Growth Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of July 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2013

NOTE 3 – SECURITIES VALUATION (Continued)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Funds’ investments are carried at fair value. Equity securities, including common stocks, convertible securities and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2013:

O’Shaughnessy All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$33,177,319	$—	$—	$33,177,319
Consumer Staples	10,776,333	—	—	10,776,333
Energy	9,083,916	—	—	9,083,916
Financials	15,871,562	—	—	15,871,562
Health Care	14,194,942	—	—	14,194,942
Industrials	13,440,891	—	—	13,440,891
Information Technology	16,270,717	—	—	16,270,717
Materials	3,825,468	—	—	3,825,468
Telecommunication Services	6,048,374	—	—	6,048,374
Utilities	974,452	—	—	974,452
Total Common Stocks	123,663,974	—	—	123,663,974
Total Investments in Securities	$123,663,974	$—	$—	$123,663,974

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2013

NOTE 3 – SECURITIES VALUATION (Continued)

O’Shaughnessy Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$1,626,517	$—	$—	$1,626,517
Energy	23,290,918	—	—	23,290,918
Financials	9,174,838	—	—	9,174,838
Health Care	6,392,688	—	—	6,392,688
Industrials	11,108,861	—	—	11,108,861
Information Technology	5,820,224	—	—	5,820,224
Materials	2,035,425	—	—	2,035,425
Telecommunication Services	27,876,904	—	—	27,876,904
Total Common Stocks	87,326,375	—	—	87,326,375
Convertible Preferred Stocks
Consumer Discretionary	1,280,850	—	—	1,280,850
Total Convertible Preferred Stocks	1,280,850	—	—	1,280,850
Preferred Stocks
Telecommunication Services	3,449,048	—	—	3,449,048
Total Preferred Stocks	3,449,048	—	—	3,449,048
Total Investments in Securities	$92,056,273	$—	$—	$92,056,273

O’Shaughnessy Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,723,095	$—	$—	$2,723,095
Consumer Staples	394,673	—	—	394,673
Energy	277,693	—	—	277,693
Financials	271,564	—	—	271,564
Health Care	1,034,322	—	—	1,034,322
Industrials	3,189,176	—	—	3,189,176
Information Technology	1,132,054	—	—	1,132,054
Materials	1,116,562	—	—	1,116,562
Telecommunication Services	161,581	—	—	161,581
Total Common Stocks	10,300,720	—	—	10,300,720
REITS	34,669	—	—	34,669
Total Investments in Securities	$10,335,389	$—	$—	$10,335,389

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at July 31, 2013, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the year ended July 31, 2013.

New Accounting Pronouncement:  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Funds are currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2013

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended July 31, 2013, O’Shaughnessy Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65%, and 0.60%, respectively, based upon the average daily net assets of each Fund.  For the year ended July 31, 2013, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund incurred $555,645, $368,426, and $51,793 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	1.24%	1.99%	0.99%
Enhanced Dividend Fund	1.24%	1.99%	0.99%
Small/Mid Cap Growth Fund	1.44%	N/A	1.19%
	percent of average daily net assets

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the year ended July 31, 2013, the Advisor recouped $173,536 in previously waived expenses for the All Cap Core Fund. For the year ended July 31, 2013, the Advisor reduced its fees in the amount of $58,134 and $146,974 for the Enhanced Dividend Fund and Small/Mid Cap Growth Fund, respectively.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2014	2015	2016	Total
All Cap Core Fund	$92,814	$206,727	$—	$299,541
Enhanced Dividend Fund	229,595	240,553	58,134	528,282
Small/Mid Cap Growth Fund	215,195	188,615	146,974	550,784

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “transfer agent”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. Certain officers of the Funds are also employees of the Administrator.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2013

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

For the year ended July 31, 2013, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$45,558	$45,558	$38,095
Fund Accounting	47,537	43,888	41,882
Transfer Agency (excludes out-of-pocket expenses)	46,650	41,813	25,163
Custody	11,849	11,274	9,381
Chief Compliance Officer	8,000	8,000	8,000

At July 31, 2013, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$11,505	$11,505	$9,641
Fund Accounting	12,169	11,194	10,660
Transfer Agency (excludes out-of-pocket expenses)	11,912	10,841	6,296
Chief Compliance Officer	2,000	2,000	2,000
Custody	2,650	1,497	2,968

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s and Enhanced Dividend Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended July 31, 2013, the Funds paid the Distributor as follows:

	Class A	Class C
All Cap Core Fund	$9,291	$70,905
Enhanced Dividend Fund	23,454	62,049
Small/Mid Cap Growth Fund	6,709	N/A

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended July 31, 2013, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth did not accrue shareholder servicing fees.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2013

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$95,334,005	$56,409,801
Enhanced Dividend Fund	77,125,495	19,698,366
Small/Mid Cap Growth Fund	8,612,533	7,930,837

NOTE 8 – LINES OF CREDIT

The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund have lines of credit in the amount of $3,500,000, $2,000,000, and $1,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the year ended July 31, 2013, the Funds did not draw upon their lines of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended July 31, 2013 and July 31, 2012 was as follows:

	All Cap		Enhanced		Small/Mid Cap
	Core Fund		Dividend Fund		Growth Fund
	July 31,	July 31,	July 31,	July 31,	July 31,	July 31,
	2013	2012	2013	2012	2013	2012
Ordinary income	$1,378,413	$283,625	$1,987,156	$991,644	$31,602	$—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of July 31, 2013, the components of accumulated earnings/(losses) on a tax basis were as follows:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Cost of investments (a)	$101,475,647	$88,696,697	$8,559,773
Gross tax unrealized appreciation	23,488,198	7,239,528	1,876,200
Gross tax unrealized depreciation	(1,299,871)	(3,879,990)	(100,584)
Net tax unrealized appreciation (a)	22,188,327	3,359,538	1,775,616
Undistributed ordinary income	662,872	—	—
Undistributed long-term capital gain	4,436,307	—	1,041,269
Total distributable earnings	5,099,179	—	1,041,269
Other accumulated gains/(losses)	—	(386,589)	(9,516)
Total accumulated earnings/(losses)	$27,287,506	$2,972,949	$2,807,369

(a)	The difference between book-basis and tax-basis cost and net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

At July 31, 2013, the Enhanced Dividend Fund had short-term capital loss carryforwards of $386,589, which may be carried forward indefinitely to offset future gains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, preenactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that postenactment net capital losses be used before pre-enactment net capital losses.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2013

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

The All Cap Core Fund and the Small/Mid Cap Growth Fund utilized $1,080,729 and $179,627, respectively, of capital loss carryforwards in the year ended July 31, 2013.

At July 31, 2013, the Small/Mid Cap Growth Fund deferred, on a tax basis, post-October losses of $9,516.

O’Shaughnessy Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
O’Shaughnessy Mutual Funds

We have audited the accompanying statements of assets and liabilities of O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, and O’Shaughnessy Small/Mid Cap Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of July 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period August 16, 2010 (commencement of operations) to July 31, 2011.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, and O’Shaughnessy Small/Mid Cap Fund as of July 31, 2013, the results of their operations for the year then ended, the change in their net assets for each of the two years in the period then ended and their financial highlights for each of the two years in the period then ended  and for the period August 16, 2010 to July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
September 30, 2013

O’Shaughnessy Mutual Funds

Notice to Shareholders
at July 31, 2013 (Unaudited)

For the year ended July 31, 2013, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund designated $1,378,413, $1,987,156, and $31,602, respectively, as ordinary income for purposes of the dividends paid deduction.

For the year ended July 31, 2013, certain dividends paid by the O’Shaughnessy Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 100.00%, 100.00%, and 100.00% for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2013 was 100.00%, 9.88%, and 100.00% for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended July 31, 2013 was 0.00%, 0.00%, and 0.00% for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.

For the year ended July 31, 2013, the Enhanced Dividend Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to section 853 of the Internal Revenue Code as follows:

	Foreign Sourced Income Earned	Taxes Paid
Australia	$135,157	$—
Brazil	119,289	1,086
Canada	411,215	61,682
China	144,450	17,554
Columbia	5,337	—
Finland	13,415	2,021
France	289,004	77,331
Germany	169,929	9,036
Great Britain	515,499	—
Indonesia	35,482	7,264
Ireland	42,252	—
Italy	88,025	17,605
Japan	45,605	3,274
Netherlands	50,255	6,309
Norway	3,571	899
Philippines	7,125	2,152
Russia	25,406	4,008
South Africa	16,846	2,519
South Korea	131,320	22,368
Spain	(126)	—
Switzerland	147,515	—
Taiwan	(883)	(14)
United States	454,013	—

O’Shaughnessy Mutual Funds

Notice to Shareholders (Continued)
at July 31, 2013 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2013

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

O’Shaughnessy Mutual Funds

Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
Portfolios
		Term of		in Fund	Other
	Position	Office and		Complex	Directorships
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Held During
and Age	the Trust	Time Served	During Past Five Years	Trustee(2)	Past Five Years

Independent Trustees(1)

Donald E. O’Connor (age 77)	Trustee	Indefinite	Retired; former Financial Consultant	6	Trustee,
615 E. Michigan Street		term since	and former Executive Vice President		Advisors Series
Milwaukee, WI 53202		February 1997.	and Chief Operating Officer of ICI		Trust (for series
			Mutual Insurance Company		not affiliated with
			(until January 1997).		the Funds);
Trustee, The
Forward Funds
(35 portfolios).

George J. Rebhan (age 79)	Trustee	Indefinite	Retired; formerly President, Hotchkis	6	Trustee,
615 E. Michigan Street		term since	and Wiley Funds (mutual funds)		Advisors Series
Milwaukee, WI 53202		May 2002.	(1985 to 1993).		Trust (for series
not affiliated with
the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford (age 73)	Trustee	Indefinite	Retired; formerly Senior Vice	6	Trustee,
615 E. Michigan Street		term since	President, Federal Home Loan		Advisors Series
Milwaukee, WI 53202		February 1997.	Bank of San Francisco.		Trust (for series
not affiliated with
the Funds).

Interested Trustee

Joe D. Redwine(3) (age 66)	Interested	Indefinite	President, CEO, U.S. Bancorp Fund	6	Trustee,
615 E. Michigan Street	Trustee	term since	Services, LLC (May 1991 to present).		Advisors Series
Milwaukee, WI 53202		September 2008.			Trust (for series
not affiliated with
the Funds).

O’Shaughnessy Mutual Funds

Information About Trustees and Officers (Continued)
(Unaudited)

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine (age 66)	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	and Chief	term since	(May 1991 to present).
Milwaukee, WI 53202	Executive	September 2007.
Officer

Douglas G. Hess (age 46)	President	Indefinite	Senior Vice President, Compliance and Administration, U.S. Bancorp
615 E. Michigan Street	and	term since	Fund Services, LLC (March 1997 to present).
Milwaukee, WI 53202	Principal	June 2003.
Executive
Officer

Cheryl L. King (age 51)	Treasurer	Indefinite	Vice President, Compliance and Administration, U.S. Bancorp
615 E. Michigan Street	and	term since	Fund Services, LLC (October 1998 to present).
Milwaukee, WI 53202	Principal	December 2007.
Financial
Officer

Michael L. Ceccato (age 55)	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	President,	term since	(February 2008 to present); General Counsel/Controller, Steinhafels, Inc.
Milwaukee, WI 53202	Chief	September 2009.	(September 1995 to February 2008).
Compliance
Officer and
AML Officer

Jeanine M. Bajczyk, Esq. (age 48)	Secretary	Indefinite	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		term since	(May 2006 to present); Senior Counsel, Wells Fargo Funds
Milwaukee, WI 53202		June 2007.	Management, LLC (May 2005 to May 2006); Senior Counsel,
Strong Financial Corporation (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of July 31, 2013, the Trust is comprised of 41 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-877-291-7827.

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the registrant adequate oversight given the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2013	FYE 7/31/2012
Audit Fees	$49,200	$48,000
Audit-Related Fees	N/A	N/A
Tax Fees	$9,300	$9,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2013	FYE 7/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2013	FYE 7/31/2012
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess__
 Douglas G. Hess, President

Date  10/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess__
 Douglas G. Hess, President

Date  10/4/13

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date  10/4/13

* Print the name and title of each signing officer under his or her signature.